SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 9 – SUBSEQUENT EVENT

In August 15, 2024, the Company entered into a Termination Agreement ("the Agreement") with the Partner. The purpose of the Agreement is to terminate the Development, Manufacturing and Commercialization Agreement dated June 28, 2020, and to sell its rights to the Partner in relation to Roflumilast cream and Roflumilast foam. As consideration for the Agreement between the parties, the Partner will pay to the Company $4,250, which will paid in quarterly installments during 24 months. In addition, in the end of each quarter for five years as of the Launch Date (the date of first commercial sale of the Product in the Territory by the Partner or its Affiliates pursuant to the ANDA), the Partner shall pay Sol-Gel 2% royalties of the Partner’s Gross Profits for that Product.